Members' Equity - FP Land LLC (Details) (FP Land LLC, predecessor business, USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
FP Land LLC, predecessor business
Balance	$ (4,723,922)	$ 333,368	$ 333,368	$ (5,301,792)
Net income	134,590	177,642	34,172	586,352
Contributions	1,178,107		1,673,450	8,022,163
Distributions	(16,765)		(6,764,912)	(2,973,355)
Balance	$ (3,427,990)		$ (4,723,922)	$ 333,368